Property, Plant, and Equipment	12 Months Ended
Jun. 30, 2023
Property, Plant, and Equipment [Abstract]
Property, plant, and equipment

Note 19. Property, plant, and equipment

	Consolidated
	30 June 2023	30 June 2022
	$	$

Leasehold improvements - at cost	55,735	55,735
Less: Accumulated depreciation	(55,735)	(44,691)
	-	11,044

Office equipment - at cost	431,058	229,005
Less: Accumulated depreciation	(278,572)	(145,282)
	152,486	83,723

	152,486	94,767

Reconciliations

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Office	Leasehold
	equipment	improvements	Total
	$	$	$
Consolidated
Balance at 1 July 2022	83,723	11,044	94,767
Additions	67,483	-	67,483
Net additions through business combinations (Note 4)	104,074	-	104,074
Depreciation expense	(102,794)	(11,044)	(113,838)
Balance at 30 June 2023	152,486	-	152,486